Income Taxes - Summary of Deferred Tax Assets Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Abstract]
Beginning of Period	$ 143,827	$ 104,745
Additions	439,280	39,082
End of Period	$ 583,107	$ 143,827